Subsequent Event	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Event	Subsequent EventOn January 3, 2023, we completed the acquisition of Verogen, Inc. as further described in Note 5 "Acquisitions".